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                                  May 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company
    Massachusetts Mutual Variable Annuity Separate Account 1 (Flex Extra Segment) File No. 33-7724
    Massachusetts Mutual Variable Annuity Separate Account 2 (Flex Extra Segment) File No. 33-7723

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Annuity Separate Accounts 1 & 2 - Flex Extra Segment (the "Separate Accounts"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 15 to the Form N-4 registration statements for the Separate Accounts that were filed electronically with the Securities and Exchange Commission on or about April 25, 2000.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis
Counsel